Prepaids, Deposits, and Other (Details) - Schedule of prepaids, deposits, and other - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Prepaids Deposits And Other Abstract
Prepaid software and IT related services		$ 299,603	$ 276,514
Prepaid insurance		160,089	126,972
Prepaid stock-based compensation expense		381,800
Prepaid rent and utility		206,768	158,752
Prepaid offering expenses		419,177
Prepaid consulting		73,078	73,824
Deposit for miners	[1]	6,000,000
Prepaid research and development expenses	[2]	1,142,164
Commissions receivable		32,463	71,253
Other		26,593	41,916
Total		$ 8,741,735	$ 749,231

[1]	The Group paid an aggregate of $6,000,000 to a third-party as deposits to purchase 2,500 Antminer S19j Pros (100 TH/s) bitcoin miners. The proposed purchase price was $8,000 per miner for a total price of $20,000,000. The deposit was refundable if a definitive purchase agreement has not been signed by March 29, 2022. As of March 31, 2022, the Group has collected all deposits from the third-party seller.
[2]	Prepaid research and development expenses mainly comprised of costs related to developing the Group’s newly launched Metaverse project “Lion World”.